Taxation (Tables)	3 Months Ended
Mar. 31, 2025
Taxation
Schedule of income tax expense

	Three months ended
	March 31,	March 31,
	2025	2024
	$'m	$'m

Current taxes	42.0	4.7
Deferred income taxes	(3.5)	(6.7)
Total taxation expense/(benefit)	38.5	(2.0)